DISCONTINUED OPERATIONS (Summary of Assets and Liabilities from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents		$ 323
Accounts receivable, net		529
Prepaid expenses and other current assets		185
Total current assets from discontinued operations		1,037
Property and equipment, net		34
Other assets		335
Total assets from discontinued operations		1,406
CURRENT LIABILITIES:
Accounts payable		158
Accrued expenses and other current liabilities		1,620
Income taxes payable	1,937	1,866
Total current liabilities from discontinued operations	$ 1,937	$ 3,644